Income Taxes (Details) (USD $)	12 Months Ended							1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 SEUSA Y	Dec. 31, 2010 SEUSA	Dec. 31, 2009 SEUSA	Aug. 01, 2007 SEUSA	Apr. 30, 2011 HCR ManorCare, Inc. Y	Dec. 31, 2011 HCR ManorCare, Inc.	Apr. 11, 2011 HCR ManorCare, Inc.
Income Taxes
Income tax expense	$ 1,200,000	$ 400,000	$ 2,100,000
Income tax expense from discontinued operations			200,000
Income tax disclosure
Amount that tax basis of net assets is less than reported amounts	7,400,000,000	2,000,000,000
Decrease in unrecognized tax benefits after receiving approval from the taxing authorities				6,900,000
Increase in unrecognized tax benefits assumed in connection with acquisitions									2,000,000
Period during which disposition of pre-acquisition assets are subject to corporate level tax (in years)				10				10
Reconciliation of unrecognized tax benefits
Balance at the beginning of the year				6,890,000	7,975,000	8,856,000	8,000,000			2,000,000
Additions based on prior year's tax positions				1,783,000
Reductions based on prior years' tax positions				(6,890,000)	(1,085,000)	(881,000)
Balance at the end of the year				1,977,000	6,890,000	7,975,000	8,000,000			2,000,000
Additions based on current year's tax positions				194,000
Reversal of interest associated with unrecognized tax benefits				1,300,000
Interest associated with unrecognized tax benefits				(1,100,000)	200,000	300,000
Net decrease in unrecognized tax benefits	$ 4,900,000